Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Property and equipment, gross	$ 177,454	$ 177,454	$ 169,948
Less accumulated depreciation	(71,503)	(64,842)	(47,792)
Property and equipment, net	105,951	112,612	122,155
Plant Equipment [Member]
Property and equipment, gross	65,869	65,869	58,363
Motor Vehicle [Member]
Property and equipment, gross	$ 111,585	$ 111,585	$ 111,585